Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 2,863	$ 3,300	$ 3,176
Cost of revenues	(98)	(90)	(94)
Gross profit	2,765	3,210	3,082
Research and development expenses	(2,063)	(2,032)	(2,727)
Sales and marketing expenses	(905)	(959)	(1,371)
General and administrative expenses	(828)	(773)	(671)
Other income		129	20
Operating loss	(1,031)	(425)	(1,667)
Financing expenses, net	(165)	(475)	(697)
Loss before taxes on income	(1,196)	(900)	(2,364)
Taxes on income	(52)	(52)	(95)
Net loss and comprehensive loss for the year	$ (1,248)	$ (952)	$ (2,459)
Basic and diluted net loss per share (in Dollars per share)	$ (0.48)	$ (0.37)	$ (0.96)
Weighted average number of Ordinary Shares used in computing basic and diluted net loss per share (in Shares)	2,578,760	2,578,760	2,574,814